Income tax - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 173	$ 264	$ 258	$ 138
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(89)	(9)	139
Government loans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(117)	(127)	7
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	11	(135)	142
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(4)	(120)	(133)
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	116	13	(105)
Lease contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(105)	0	0
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(105)	0	0
Cash flow hedge
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	1	2	(3)
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(1)	5	(1)
Remeasurement of non-monetary accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	103	(3)	(487)
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	106	485	(316)
Other provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(928)	(962)	(495)
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	33	(468)	(4)
From subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	173	264	258
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(89)	(9)	139
Deferred tax asset not recognized on losses (Loss available for offsetting against future taxable income)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	1,050	1,210	1,111
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	$ (160)	$ 100	$ 284